Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load® Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated May 1, 2025

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term capital appreciation.	Allspring VT Discovery SMID Cap Growth Fund, Class 2
Allspring Funds Management, LLC /
Allspring Global Investments, LLC
Long-term capital appreciation.	Allspring VT Opportunity Fund, Class 2
Allspring Funds Management, LLC /
Allspring Global Investments, LLC
Total return.	Calvert VP SRI Balanced Portfolio, Class I
Calvert Research and Management
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [1]
Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I
Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [2]
Investing to correspond with the returns of the S&P 500 Index. [3]	CVT S&P 500 Index Portfolio
Calvert Research and Management /
Ameritas Investment Partners, Inc. [2]
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F
Calvert Research and Management /
Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F
Calvert Research and Management /
Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Long-term growth of capital.	DWS Capital Growth VIP, Class A
DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)
DWS Investment Management Americas, Inc.
To replicate, as closely as possible, the Russell 2000® Index.	DWS Small Cap Index VIP, Class A
DWS Investment Management Americas, Inc. /
Northern Trust Investments, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A
DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.

PF 925 5-25

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2
Franklin Advisers, Inc.
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I
Invesco Advisers, Inc.
Provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund, Series I
Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I
Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Health Care Fund, Series I
Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Technology Fund, Series I
Invesco Advisers, Inc.
Seeks long-term growth of capital.	Janus Henderson Research Portfolio, Institutional Shares [1]
Janus Henderson Investors US LLC
Capital growth.	LVIP American Century International Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class
Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Morgan Stanley Investment Management Inc. /
Morgan Stanley Investment Management Company
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	Neuberger Berman AMT Short Duration Bond Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.	Rydex Government Long Bond 1.2x Strategy Fund
Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis. [3]	Rydex Inverse S&P 500® Strategy Fund
Guggenheim Investments
Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.	Rydex NASDAQ-100® Fund
Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. [3]	Rydex Nova Fund
Guggenheim Investments
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund
Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio
Third Avenue Management LLC
Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.	Vanguard® Balanced Portfolio [6]
Wellington Management Company, LLP

PF 925 5-25

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [6]
The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [6]
Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [6]
Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [6]
The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [6]
Wellington Management Company, LLP
Seeks to provide a high and sustainable level of current income.	Vanguard® High Yield Bond Portfolio [6]
Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [6]
Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [6]
The Vanguard Group, Inc.
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [6]
The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [6]
The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [6]
The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [6,7]
The Vanguard Group, Inc. and ArrowMark Partners
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [6]
The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [6]
The Vanguard Group, Inc.

1	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
5	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
6	Vanguard is a trademark of The Vanguard Group, Inc.
7	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 925 5-25